Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
32.	RELATED PARTY TRANSACTIONS

In addition to those disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the year:

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Media and entertainment services income with ultimate holding company	2,726	2,737	2,739
Stock-borrowing charges with ultimate holding company	-	-	737
Deposits paid on behalf of a fellow subsidiary	-	-	77,225

Details of outstanding balances with related parties as at the reporting date are disclosed in Note 29 and are included within amount due to ultimate holding company on the face of the consolidated statement of financial position.

Remuneration of key management personnel

The remuneration of the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24 Related Party Disclosures.

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Total remuneration	331	452	512